Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Relationships with Related Parties	Relationships with related parties
Name	Relationship
Mr. Shek Kin Pong	Chairman and Executive Director and Controlling Shareholder of the Company

Schedule of Amount Due to a Director	Amount due to a director consist of the following:
		As of December 31,
Name	Nature	2024	2025
		US$	US$
Mr. Shek Kin Pong	Fund transfer	(260,416)	(319,688)
		(260,416)	(319,688)

Schedule of Remuneration to Senior Management

Remuneration to senior management for the years ended December 31, 2024 and 2025 were:

	Years ended December 31,
	2024	2025
	US$	US$
Salaries and other short term employee benefits	212,997	1,065,101
Payments to defined contribution pension schemes	4,614	3,374
Total	217,611	1,068,475